Intangible assets - Canada Goodwill Impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Value-in-use calculation on detailed financial budgets extrapolated period	10 years	10 years
Decrease in volume year on year in the discrete period, rate | Imperial Tobacco Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Possible assumptions decrease In volume year on year in the discrete period, rate	3.00%
Possible impairment	£ (355)
Decrease in CAGR in the discrete period, rate | Imperial Tobacco Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Value-in-use calculation on detailed financial budgets extrapolated period	5 years
Percentage of growth of operating units in financial budget after year 5 per annum	1.00%
Possible impairment	£ (116)
Increase in pre tax discount rate | Imperial Tobacco Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Possible assumptions increase in pre-tax discount rate, rate	1.00%
Possible impairment	£ (110)